Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions

24. Related Party Transactions

Parties are considered to be related if one party has the ability, directly and indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. Transactions with related parties are on an arm’s length basis, similar to transactions with third parties.

Settlement of outstanding balances of related party transactions at year-end are expected to be settled with cash.

The following table provides the summary of outstanding balances as at December 31, 2024 and 2023, and transactions for the years ended December 31, 2024, 2023 and 2022 that have been entered into with related parties:

				Statement of Financial	2024	2023	Income Statement	2024	2023	2022
Company Name	Particulars	Terms	Conditions	Position Classification			Classification
					(in million pesos)			(in million pesos)

Manila Electric Company, or Meralco	Electricity services to PLDT and certain subsidiaries’ offices within Meralco's franchise area	Immediately upon receipt of invoice	Unsecured	Accounts payable and accrued expenses and other current liabilities	552	603	Repairs and maintenance	3,039	2,928	3,219
	Pole attachment contracts, wherein Meralco leases its pole spaces to accommodate PLDT and Smart’s cable network facilities	45 days upon receipt of billings	Unsecured	Accrued expenses and other current liabilities	—	—	Rent	—	—	40
		Upon depreciation or expiration of lease	Unsecured	ROU assets	2,600	598	Depreciation and amortization	652	603	665
		2024 – due after December 31, 2025; 2023 – due after December 31, 2024	Unsecured	Lease liabilities - net of current portion	2,191	2
		2024 – due after December 31, 2024; 2023 – due after December 31, 2023	Unsecured	Current portion of lease liabilities	565	1
Meralco Industrial Engineering Services Corporation, or MIESCOR	Customer line installation, repair, rehabilitation and maintenance activities	30 days upon receipt of invoice	Unsecured	Accrued expenses and other current liabilities	5	3
Transactions with major stockholders, directors and officers:
NTT TC Leasing	PLDT signed a US$25 million term loan facility agreement on March 22, 2016	Non-amortizing, payable upon maturity on March 30, 2023	Unsecured	Interest-bearing financial liabilities	—	—	Financing costs – net	—	19	46
	PLDT signed a US$25 million term loan facility agreement on January 31, 2017	Non-amortizing, payable upon maturity on March 27, 2024	Unsecured	Interest-bearing financial liabilities	—	1,385	Financing costs – net	26	96	46

				Statement of Financial	2024	2023	Income Statement	2024	2023	2022
Company Name	Particulars	Terms	Conditions	Position Classification			Classification
					(in million pesos)			(in million pesos)
Transactions with major stockholders, directors and officers:
NTT World Engineering Marine Corporation	On February 1, 2008, PLDT entered into a service agreement, wherein NTT World Engineering Marine Corporation provides offshore submarine cable repair and other allied services for the maintenance of PLDT’s domestic fiber optic network submerged plant.	1st month of each quarter; noninterest-bearing	Unsecured	Accounts payable and accrued expenses and other current liabilities	256	261	Repairs and maintenance	116	92	80
NTT Communications	On March 24, 2000, PLDT entered into an advisory service agreement (as amended on March 31, 2003, March 31, 2005 and June 16, 2006), under which NTT Communications provides PLDT with technical, marketing and other consulting services for various business areas of PLDT starting April 1, 2000.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accrued expenses and other current liabilities	115	104	Professional and other contracted services	123	110	87
	On March 24, 2000, PLDT entered into an agreement with NTT Communications under which PLDT and NTT Communications agreed to cooperative arrangements for conventional international telecommunications services to enhance their respective international businesses.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accounts payable	—	3
NTT Worldwide Telecommunications Corporation	On March 24, 2000, PLDT entered into an agreement under which PLDT markets, and manages data and other services under NTT Communications’ “Arcstar” brand to its corporate customers in the Philippines. PLDT also entered into a Trade Name and Trademark Agreement with NTT Communications under which PLDT has been given the right to use the trade name “Arcstar” and its related trademark, logo and symbols, solely for the purpose of PLDT’s marketing, promotional and sales activities for the Arcstar services within the Philippines.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accounts payable	—	6	Selling and promotions	—	1	2
NTT DOCOMO	On June 5, 2006, in accordance with the Cooperation Agreement dated January 31, 2006, an Advisory Services Agreement was entered into by NTT DOCOMO and PLDT. Pursuant to the Advisory Services Agreement, NTT DOCOMO will provide the services of certain key personnel in connection with certain aspects of the business of PLDT and Smart. Also, this agreement governs the terms and conditions of the appointments of such key personnel and the corresponding fees related thereto.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accrued expenses and other current liabilities	121	103	Professional and other contracted services	125	105	105

				Statement of Financial	2024	2023	Income Statement	2024	2023	2022
Company Name	Particulars	Terms	Conditions	Position Classification			Classification
					(in million pesos)			(in million pesos)
Transactions with major stockholders, directors and officers:
JGSHI and Subsidiaries	PLDT and certain of its subsidiaries have existing agreements with Universal Robina Corporation and Robinsons Land Corporation for office and business office rental.	1st month of each quarter; 30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accounts payable and accrued expenses and other current liabilities	59	81	Rent	361	246	269
		Upon depreciation or expiration of lease	Unsecured	ROU assets	4	4	Depreciation and amortization	—	—	44
		2024 – due after December 31, 2025; 2023 – due after December 31, 2024	Unsecured	Lease liabilities - net of current portion	—	78
	PLDT group's other transactions with JGSHI and subsidiaries	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accrued expenses and other current liabilities	44	44	Repairs and maintenance	14	48	23
Malayan Insurance Co., Inc., or Malayan	PLDT and certain of its subsidiaries have insurance policies with Malayan covering directors, officers, liability to employees and material damage for buildings, building improvements, equipment and motor vehicles. The premiums are directly paid to Malayan.	Immediately upon receipt of invoice	Unsecured	Accounts payable and accrued expenses and other current liabilities	8	8	Insurance and security services	209	261	229
		Immediately upon receipt of invoice	Unsecured	Prepayments	—	152
Gotuaco del Rosario and Associates, or Gotuaco	Gotuaco acts as the broker for certain insurance companies to cover certain insurable properties of the PLDT Group. Insurance premiums are remitted to Gotuaco and the broker’s fees are settled between Gotuaco and the insurance companies.	Immediately upon receipt of invoice	Unsecured	Accounts payable and accrued expenses and other current liabilities	2	—	Insurance and security services	133	142	144

First Pacific Investment Management Limited, or FPIML

On March 1, 2018, Smart entered into an Advisory Services Agreement with FPIML effective for a period of one-year subject to a 12-month automatic renewal unless either party notifies the other party of its intent not to renew the agreement. FPIML provides advisory and related services in connection with the operation of Smart’s business of providing mobile communications services, high-speed internet connectivity, and access to digital services and content. The agreement provides that Smart shall pay a monthly service fee of US$250 thousand and any additional fee shall be mutually agreed upon by both parties on a monthly basis. On March 26, 2020, Smart and FPIML mutually agreed to reduce the monthly service fee to US$100 thousand in consideration of the services provided under this agreement, effective April 1, 2020. Starting April 2021, the fee has been increased to $220 thousand per month. Smart prepaid the fees for the period April to October 2021 (US$1.54 million).

			Unsecured	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	—	—	Professional and other contracted services	163	149	133

				Statement of Financial	2024	2023	Income Statement	2024	2023	2022
Company Name	Particulars	Terms	Conditions	Position Classification			Classification
					(in million pesos)			(in million pesos)
Other related parties:
Various	PLDT and certain of its subsidiaries provide telephone, data communication and other services to various related parties.	30 days upon receipt of invoice	Unsecured	Trade and other receivables (Note 16)	7,948	5,193	Revenues	2,589	2,510	2,518
	PLDT and certain of its subsidiaries avail of lease and other services from various related parties.	2024 – due after December 31, 2025; 2023 – due after December 31, 2024	Unsecured	Lease liabilities - net of current portion (Note 10)	181	66	Expenses	7,652	4,433	5,687
		2024 – due after December 31, 2024; 2023 – due after December 31, 2023	Unsecured	Current portion of lease liabilities (Note 10)	97	42
		Upon depreciation or expiration of lease	Unsecured	ROU assets (Note 10)	308	148
		30 days upon receipt of billing; noninterest-bearing	Unsecured	Accounts payable (Note 22)	1,485	666
		Immediately upon receipt of billing	Unsecured	Accrued expenses and other current liabilities (Note 23)	516	603

Compensation of Key Officers of the PLDT Group

The compensation of key officers of the PLDT Group by benefit type for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in million pesos)
Short-term employee benefits	384	582	390
Other long-term employee benefits (Note 25)	168	72	448
Post-employment benefits	22	23	22
Total compensation paid to key officers of the PLDT Group	574	677	860

The amounts disclosed in the table above are the amounts recognized as expenses during the period related to key management personnel.

Effective January 2014, each of the directors, including the members of the advisory board of PLDT, is entitled to a director’s fee in the amount of Php250 thousand for each board meeting attended. Each of the members or advisors of the audit, governance, nomination and sustainability, executive compensation, technology strategy, and risk and data privacy and information security committees is entitled to a fee in the amount of Php125 thousand for each committee meeting attended.

Total fees paid for board meetings and board committee meetings amounted to Php85 million, Php88 million and

Php82 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Except for the fees mentioned above, the directors are not compensated, directly or indirectly, for their services as such directors.

There are no agreements between PLDT Group and any of its key management personnel providing benefits upon termination of employment, except for such benefits to which they may be entitled under PLDT Group’s retirement and incentive plans.